Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of consolidated subsidiaries
The following entities were consolidated as of December 31, 2015:

	Place incorporated	Ownership percentage
SGOCO	Cayman Islands	Parent Company
SGOCO International	Hong Kong	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%
SGOCO Shenzhen	Shenzhen, China	100%

Schedule of estimated useful life
Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Estimated
Useful Life
Leasehold improvements	Over the lease term
Machinery equipment	5-10 years
Vehicles and office equipment	5 years

Schedule of fair value of financial assets and liabilities
The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Carrying Value at December 31, 2015	Fair Value Measurement at December 31, 2015
		Level 1	Level 2	Level 3
Convertible notes measured at fair value	$2,169	$-	$-	$2,169

	Carrying Value at December 31, 2014	Fair Value Measurement at December 31, 2014
		Level 1	Level 2	Level 3
Warrant derivative liability	$2	$-	$2	$-

Schedule of changes in financial liabilities
A summary of changes in financial liabilities for the year ended December 31, 2015 was as follows:

Balance at January 1, 2015	$2
Change in fair value of warrant derivative liability	(2)
Issuance of convertible notes	1,149
Fair value loss on issuance of convertible notes	1,019
Interest expenses on convertible notes	56
Change in fair value of convertible notes	21
Conversion of convertible notes	(76)
Balance at December 31, 2015	2,169

Schedule of Assumptions Used to Value Convertible Notes
Fair value of the convertible notes is determined using the binomial model using the following assumptions at inception and on subsequent valuation dates:

Convertible	Black	JSJ	Crown	LG Capital	Adar	Service	VIS
notes	Forest	Investment	Bridge	Funding	Bays	Trading	Vires
holder	Capital, LLC	Inc	Partners LLC	LLC	LLC	Co LLC	Group Inc
Appraisal Date (Inception Date)	7/17/15	6/3/15	9/11/15	6/10/15	6/11/15		6/25/15
Risk-free Rate	0.77%	0.42%	0.85%	0.78%	0.79%		0.77%
Applicable Closing Stock Price	$0.61	$0.70	$0.45	$0.79	$0.87		$0.66
Conversion Price	$0.34	$0.28	$0.23	$0.39	$0.39		$0.40
Volatility	31.45%	N/A	37.23%	30.18%	30.19%		31.58%
Dividend Yield	0.00%
Credit Spread	2.75%	2.59%	3.00%	2.85%	2.80%		2.76%
Liquidity Risk Premium	5.00%

Appraisal Date	12/31/15
Risk-free Rate	0.87%	2.16%	0.94%	0.79%	0.79%		0.61%
Applicable Closing Stock Price	$0.39
Conversion Price	$0.19	$0.19	$0.19	$0.21	$0.21		$0.22
Volatility	43.13%	N/A	38.86%	47.18%	47.18%		44.59%
Dividend Yield	0.00%
Credit Spread	4.08%	4.39%	4.08%	4.08%	4.08%		3.66%
Liquidity Risk Premium	5.00%